Share-Based Compensation - Summary of Share Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding, Beginning Balance	6,366,146	5,472,031
Number of Options, Granted	1,736,390	894,115
Number of Options, Forfeited	55,520
Number of Options, Cancelled	14,558
Number of Options, Outstanding, Ending Balance	8,032,458	6,366,146	5,472,031
Number of Options, Vested and expected to vest	8,032,458	6,366,146
Number of Options, Exercisable	5,185,893
Weighted-Average Exercise Price, Outstanding, Beginning Balance	¥ 4.33	¥ 2.32
Weighted-Average Exercise Price, Granted	26.68	16.29
Weighted-Average Exercise Price, Forfeited	26.55
Weighted-Average Exercise Price, Cancelled	6.56
Weighted-Average Exercise Price, Outstanding, Ending Balance	9.04	4.33	¥ 2.32
Weighted-Average Exercise Price, Vested and expected to vest	9.04	4.33
Weighted-Average Exercise Price, Exercisable	2.75
Weighted- Average grant-date Fair Value per Option, Outstanding, Beginning Balance	3.31	2.13
Weighted- Average grant-date Fair Value per Option, Granted	45.72	10.34
Weighted- Average grant-date Fair Value per Option, Forfeited	24.69
Weighted- Average grant-date Fair Value per Option, Cancelled	1.87
Weighted- Average grant-date Fair Value per Option, Outstanding, Ending Balance	12.48	3.31	¥ 2.13
Weighted- Average grant-date Fair Value per Option, Vested and expected to vest	12.48	¥ 3.31
Weighted- Average grant-date Fair Value per Option, Exercisable	¥ 3.09
Weighted Average Remaining Contractual Term (Years), Outstanding	7 years 5 months 19 days	7 years 2 months 15 days	7 years 10 months 20 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	7 years 5 months 19 days	7 years 2 months 15 days
Weighted Average Remaining Contractual Term (Years), Exercisable	6 years 8 months 23 days
Aggregate Intrinsic Value, Outstanding	¥ 507,876	¥ 95,559	¥ 34,255
Aggregate Intrinsic Value, Vested and expected to vest	507,876	¥ 95,559
Aggregate Intrinsic Value, Exercisable	¥ 360,505